Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
20.	SUBSEQUENT EVENTS

Following the Board approval of a dividend policy in March 2025, MAG declared an inaugural fixed dividend of $0.02 per share and an additional cash flow linked dividend of $0.16 per share (approximately 30% of the $53,850 cash received from Juanicipio during the three months ended December 31, 2024) for a total dividend of $0.18 per share payable on April 21, 2025 to shareholders on record as of April 4, 2025.